Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Basis of Presentation
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for financial information and pursuant to the rules and regulations of the SEC. Accordingly, they do not include all of the information and footnotes required by GAAP. In the opinion of management, all adjustments (consisting of normal accruals) considered for a fair presentation have been included. Operating results for the three months ended March 31, 2024 are not necessarily indicative of the results that may be expected for the year ending December 31, 2024 or any future period.
The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and notes thereto included in the Annual Report on
Form10-K
filed by the Company with the SEC on April 1, 2024.

Basis of Presentation
The accompanying consolidated financial statements are presented in U.S. dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the SEC.

Principles of Consolidation
Principles of Consolidation
The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Merger Sub. There has been no intercompany activity since inception.

Principles of Consolidation
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Merger Sub. There has been no intercompany activity since inception.

Emerging Growth Company
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s condensed consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the ext ended tra
nsition period difficult or impossible because of the
potentia
l differences
in
accounting standards use
d.

Use of Estimates
Use of Estimates
The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the condensed consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could di
ffer significantly from those estimates.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.

Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000. Any loss incurred or a lack of access to such funds could have
a
significant adverse impact on the Company’s financial condition, results of operations, and cash flows.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. There were no cash equivalents as of March 31, 2024 and December 31, 2023.

Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. There were no cash equivalents as of December 31, 2023 and 2022.

Cash and Investment Held in Trust Account
Cash and Investment Held in Trust Account
On June 14, 2023, the Company liquidated the U.S. government treasury obligations or money market funds held in the Trust Account. The funds in the Trust Account are currently maintained in cash in an interest-bearing demand deposit account at a bank until the earlier of consummation of the Company’s initial Business Combination and liquidation. Prior to June 14, 2023, the Company’s portfolio of investments was comprised of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities and generally have a readily determinable fair value, or a combination thereof. When the Company’s investments held in the Trust Account are comprised of U.S. government securities, the investments are classified as trading securities. When the Company’s investments held in the Trust Account are comprised of money market funds, the investments are recognized at fair value. Trading securities and investments in money market funds are presented on the condensed consolidated balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is included in income from investments held in the Trust Account in the accompanying condensed consolidated statements of operations. The estimated fair values of investments held in the Trust Account are determined using available market information. As of March 31, 2024 and December 31, 2023, approximately $
185.5
 million and $
183.3
 million
was
held in the Trust Account, respectively.

Cash and Investment Held in Trust Account
On June 14, 2023, the Company liquidated the U.S. government treasury obligations or money market funds held in the Trust Account. The funds in the Trust Account are currently maintained in cash in an interest-bearing demand deposit account at a bank until the earlier of consummation of the Company’s initial Business Combination and liquidation. Prior to June 14, 2023, the Company’s portfolio of investments was comprised of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities and generally have a readily determinable fair value, or a combination thereof. When the Company’s investments held in the Trust Account are comprised of U.S. government securities, the investments are classified as trading securities. When the Company’s investments held in the Trust Account are comprised of money market funds, the investments are recognized at fair value. Trading securities and investments in money market funds are presented on the consolidated balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is included in income from investments held in the Trust Account in the accompanying consolidated statements of operations. The estimated fair values of investments held in the Trust Account are determined using available market information. As of December 31, 2023 and 2022, the Company had approximately $183.3 million in cash
and $350.0
million in investments held in the Trust Account, respectively.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The carrying value of the Company’s assets and liabilities recognized in the condensed consolidated balance sheets, which qualify as financial instruments under the FASB ASC Topic 820, “Fair Value Measurements,” equals or approximates the fair values for such assets and liabilities either because of the short-term nature of the instruments or because the instrument is recognized at fair value.

Fair Value of Financial Instruments
The carrying value of the Company’s assets and liabilities recognized in the consolidated balance sheets, which qualify as financial instruments under the FASB ASC Topic 820, “Fair Value Measurements,” equals or approximates the fair values for such assets and liabilities either because of the short-term nature of the instruments or because the instrument is recognized at fair value.

Fair Value Measurements
Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers consist of:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•	Level 2, defined as inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers consist of:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•	Level 2, defined as inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Derivative Warrant Liabilities
Derivative Warrant Liabilities
The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued warrants to purchase shares, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed
at the end of each reporting period.
The warrants issued in connection with the Initial Public Offering and the Over-Allotment (the “Public Warrants”) and the Private Placement Warrants are recognized as derivative liabilities in accordance with ASC 815. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjust the instruments to fair value at each reporting period. The liabilities are subject to re-measurement
at each balance sheet date until exercised, and any change in fair value will be recognized in the Company’s statements of operations. The fair value of the Public Warrants and the Private Placement Warrants were initially measured at fair value using a Black-Scholes Option Pricing Method and Monte Carlo simulation, respectively. Subsequent to the Public Warrants being separately listed and traded from the Units, the fair value of the Public Warrants was measured based on their listed market price, and the fair value of the Private Placement Warrants was estimated by reference to the listed market price of the Public Warrants. The determination of the fair value of the warrant liabilities may be subject to change as more current information becomes available and accordingly the actual results could differ significantly. Derivative warrant liabilities are classified as non-current
liabilities as their liquidation will not be reasonably expected to require the use of current assets or require the creation of current liabilities.

Derivative Warrant Liabilities
The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued warrants to purchase shares, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed
at the end of each reporting period.
The warrants issued in connection with the Initial Public Offering and the Over-Allotment (the “Public Warrants”) and the Private Placement Warrants are recognized as derivative liabilities in accordance with ASC 815. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjust the instruments to fair value at each reporting period. The liabilities are subject to re-measurement
at each balance sheet date until exercised, and any change in fair value will be recognized in the Company’s statements of operations. The fair value of the Public Warrants and the Private Placement Warrants were initially measured at fair value using a Black-Scholes Option Pricing Method and Monte Carlo simulation, respectively. Subsequent to the Public Warrants being separately listed and traded from the Units, the fair value of the Public Warrants was measured based on their listed market price, and the fair value of the Private Placement Warrants was estimated by reference to the listed market price of the Public Warrants. The determination of the fair value of the warrant liabilities may be subject to change as more current information becomes available and accordingly the actual results could differ significantly. Derivative warrant liabilities are classified as non-current
liabilities as their liquidation will not be reasonably expected to require the use of current assets or require the creation of current liabilities.

Offering Costs Associated with Initial Public Offering
Offering Costs Associated with Initial Public Offering
Offering costs consists of legal, accounting, underwriting fees and other costs incurred through the Initial Public Offering that were directly related to the Initial Public Offering. Offering costs are allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to the total proceeds received. Offering costs associated with derivative warrant liabilities are expensed as incurred, presented as non-operating
other income in the condensed consolidated statements of operations. Offering costs associated with the Class A ordinary shares issued were charged against their carrying value upon the completion of the Initial Public Offering. The Company classifies deferred underwriting commissions as non-current
liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.

Offering Costs Associated with Initial Public Offering
Offering costs consists of legal, accounting, underwriting fees and other costs incurred through the Initial Public Offering that were directly related to the Initial Public Offering. Offering costs are allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to the total proceeds received. Offering costs associated with derivative warrant liabilities are expensed as incurred, presented as non-operating
other income in the consolidated statements of operations. Offering costs associated with the Class A ordinary shares issued were charged against their carrying value upon the completion of the Initial Public Offering. The Company classifies deferred underwriting commissions as non-current
liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.

Class A Ordinary Shares Subject to Possible Redemption
Class A Ordinary Shares Subject to Possible Redemption
As discussed in Note 1, all of the Class A ordinary shares sold as part of the Units in the Initial Public Offering and the Over-Allotment contain a redemption feature which allows for the redemption of the Public Shares in connection with the Company’s liquidation, if there is a shareholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s Amended and Restated Memorandum and Articles of Association. In accordance with ASC 480, conditionally redeemable Class A ordinary shares (including Class A ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity’s equity instruments, are excluded from the provisions of ASC 480.

At the First Extension Meeting, shareholders holding
17,235,298 of the Company’s Public Shares exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, approximately $
180.9 million (approximately $
10.49
per share) was removed from the Trust Account to pay such holders. As of March 31
, 2024
and December 31
, 2023,
17,264,702 Class A ordinary shares subject to possible redemption at the redemption amount are presented as temporary equity, outside of the shareholders’ deficit section of the Company’s condensed consolidated
balance sheets. In connection with the Second Extension Meeting, shareholders holding
1,744,889 Public Shares exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, approximately $
18.9 million (approximately $
10.85
per share) was removed from the Trust Account to pay such holders.
Under ASC
480-10-S99,
the Company has elected to recognize changes in the redemption value immediately as they occur and adjust the carrying value of the security to equal the redemption value at the end of the reporting period. This method would view the end of the reporting period as if it were also the redemption date of the security. Effective with the closing of the Initial Public Offering and the Over-Allotment, the Company recognized the accretion from initial book value to redemption amount, which resulted in charges against additional paid-in
capital (to the extent available) and accumulated deficit. Subsequently, the Company recognized changes in the redemption value as an increase in the redemption value of the Class A ordinary share subject to possible redemption as reflected on the accompanying condensed consolidated statements of changes in shareholders’ deficit.

Class A Ordinary Shares Subject to Possible Redemption
As discussed in Note 1, all of the Class A ordinary shares sold as part of the Units in the Initial Public Offering and the Over-Allotment contain a redemption feature which allows for the redemption of the Public Shares in connection with the Company’s liquidation, if there is a shareholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s Amended and Restated Memorandum and Articles of Association. In accordance with ASC 480, conditionally redeemable Class A ordinary shares (including Class A ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity’s equity instruments, are excluded from the provisions of ASC 480.
At the Extension Meeting, shareholders holding 17,235,298 of the Company’s Public Shares exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, approximately $180.9 million (approximately $10.49 per share) was removed from the Trust Account to pay such holders. Accordingly, as of December 31, 2023 and
2022, 17,264,702 and 34,500,000 Class A ordinary shares subject to possible redemption, respectively, at the redemption amount are presented as temporary equity, outside of the shareholders’ deficit section of the Company’s balance sheets.

Under ASC
480-10-S99,
the Company has elected to recognize changes in the redemption value immediately as they occur
and adjust the carrying value of the security to equal the redemption value at the end of the reporting period. This method would view the end of the reporting period as if it were also the redemption date of the security. Effective with the closing of the Initial Public Offering and the Over-Allotment, the Company recognized the accretion from initial book value to redemption amount, which resulted in charges against additional paid-in
capital (to the extent available) and accumulated deficit. Subsequently, the Company recognized changes in the redemption value as an increase in the redemption value of the Class
A
ordinary share subject to possible redemption as reflected on the accompanying consolidated statements of changes in shareholders’ deficit.

Net Income Per Ordinary Share
Net Income Per Ordinary Share
The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” The Company has two classes of shares, which are referred to as Class A ordinary shares and Class B ordinary shares. Income and losses are shared pro rata between the two classes of shares. Net income per ordinary share is calculated by dividing the net income by the weighted average of ordinary shares outstanding for the respective period.
The calculation of diluted net income does not consider the effect of the Public Warrants and the Private Placement Warrants to purchase an aggregate of 15,558,333 Class A ordinary shares in the calculation of diluted income per share, because their exercise is contingent upon future events. Accretion associated with the redeemable Class A ordinary shares is excluded from earnings per share as the redemption value approximates fair value.
The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of ordinary shares:

	For the Three Months Ended March 31,
	2024		2023
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share:
Numerator:
Allocation of net income - basic and diluted	$655,243	$327,342	$3,928,553	$982,138
Denominator:
Basic and diluted weighted average ordinary shares outstanding	17,264,702	8,625,000	34,500,000	8,625,000

Basic and diluted net income per ordinary share	$0.04	$0.04	$0.11	$0.11

Net Income Per Ordinary Share
The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” The Company has two classes of shares, which are referred to as Class A ordinary shares and Class B ordinary shares. Income and losses are shared pro rata between the two classes of shares. Net income per ordinary share is calculated by dividing the net income by the weighted average of ordinary shares outstanding for the respective period.

The calculation of diluted net income does not consider the effect of the Public Warrants and the Private Placement Warrants to purchase an aggregate of
15,558,333
Class A ordinary shares in the calculation of diluted income per share, because their exercise is contingent upon future events. Accretion associated with the redeemable Class A ordinary shares is excluded from earnings per share as the redemption value approximates fair value.

The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of ordinary shares:

	For the Year Ended December 31,
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share:
Numerator:
Allocation of net income—basic and diluted	$10,048,693	$2,799,553	$11,375,685	$2,843,921
Denominator:
Basic and diluted weighted average ordinary shares outstanding	30,958,500	8,625,000	34,500,000	8,625,000

Basic and diluted net income per ordinary share	$0.32	$0.32	$0.33	$0.33

Income Taxes
Income Taxes
FASB ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of March 31, 2024 and December 31, 2023. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
There is currently no taxation imposed on income by the government of the Cayman Islands. In accordance with Cayman Islands’ federal income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s condensed consolidated financial statements. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Income Taxes
FASB ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2023 and 2022. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
There is currently no taxation imposed on income by the government of the Cayman Islands. In accordance with Cayman Islands’ federal income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s consolidated financial statements. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s condensed consolidated financial statem ents.

Recent Accounting Pronouncements
Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

One Energy Enterprises Inc [Member]
Principles of Consolidation
Principles of Consolidation
The accompanying condensed consolidated financial statements include the accounts of One Energy Enterprises Inc., its consolidated subsidiaries, including OES (a Consolidated VIE), and the Consolidated VIE Project Companies.

All significant intercompany accounts and transactions have been eliminated in the consolidation. The condensed consolidated financial statements and accompanying notes are prepared in conformity with the accounting principles generally accepted in the United States of America (“GAAP”).
The unaudited interim financial statements reflect all normal and recurring adjustments that are, in the opinion of management, necessary for a fair presentation of the results for the interim periods presented.
The unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements, including the notes thereto, for the year ended December 31, 2023.

Emerging Growth Company
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933 (“Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies, but any such election to opt out is irrevocable. The Company has decided it is not opting out of such an extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with those of another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates
Use of Estimates
The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Concentration of Credit Risk
Concentration of Credit Risk
As of March 31, 2024 and December 31, 2023, there were two and three customers, respectively, that individually represented greater than ten percent
of the Company’s total accounts receivable balance. See Note 15,
Reportable Segments
, for further details.

Concentration of Credit Risk
As of December 31, 2023
,
and 2022, there were three
customers in each year that
 individually represented greater than
ten percent
of the Company’s total accounts receivable balance. See Note 1
6
,
Reportable Segments
, for further details.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly, hypothetical transaction between market participants at the measurement date, or exit price. ASC 820,
Fair Value Measurement
(“ASC 820”) establishes a fair value hierarchy for inputs, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Level 1 provides the most reliable measure of fair value, whereas Level 3 generally requires significant management judgement. The three levels are defined as follows:

•	Level 1 – Quoted prices in active markets for identical assets or liabilities.

•
Level 2 – Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

•	Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
See Note 14,
Fair value of financial instruments measured on a recurring basis
,
for the disclosure of the Company’s assets and liabilities that were measured at fair value on a recurring basis.

Derivative Warrant Liabilities
Derivative Instruments
Pursuant to the provisions of ASC 815, Derivatives and Hedging (“ASC 815”), the Company recognizes contracts that meet the definition of a derivative as either assets or liabilities in the Consolidated Balance Sheets and measures those instruments at fair value. Changes in the fair value of derivative instruments are recognized currently in earnings.

Smaller Reporting Company
Smaller Reporting Company
The Company is also a “smaller reporting company” as defined by Rule
12b-2
of the Securities Exchange Act of 1934 (the “Exchange Act”). The Company may continue to be a smaller reporting company even after the Company is no longer an emerging growth company. The Company may take advantage of certain scaled disclosures available to smaller reporting companies and will be able to take advantage of these scaled disclosures for so long as the market value of the Company’s Common Stock held by non-affiliates
is less than $250 million measured on the last business day of the Company’s second fiscal quarter, or the Company’s annual revenue is less than $100 million during the most recently completed fiscal year and the market value of the Company’s Common Stock held by non-affiliates
is less than $700 million measured on the last business day of the Company’s second fiscal quarter. The Company has elected to adopt the accommodations available to smaller reporting companies. Until the Company ceases to be a smaller reporting company, the scaled-back disclosure in the Company’s financial statements will result in less information about the Company being available than for other public companies.

Principles of Consolidation
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of One Energy Enterprises Inc., its consolidated subsidiaries, including OES (a Consolidated VIE), and the Consolidated VIE Project Companies. All significant intercompany accounts and transactions have been eliminated in the consolidation. The consolidated financial statements and accompanying notes are prepared in conformity with the accounting principles generally accepted in the United States of America (“GAAP”).

Variable Interest Entities (also referred to as Project Companies)
Variable Interest Entities
Consolidated VIEs
The Company is the sole managing member of One Energy Solutions LLC (“OES”), and as such, OEE operates and controls all the business affairs of OES. The Company conducts its business through OES. Under Accounting Standards Codification (“ASC”) 810
Consolidation
(“ASC 810”), OES meets the definition of a VIE as a result of its management and voting structure. Management has determined that the Company is the primary beneficiary for OES because the Company has the obligation to absorb expected losses and to receive economic benefits that could be significant to OES and because the Company has power over its significant economic activities.
Project Companies are designed as single-purpose entities to finance the development and holding of the Company’s wind projects. The assets of the Project Companies are generally restricted for the settlement of the obligations of each project. All Project Companies were concluded to be VIEs except for OEE XXXIII LLC, OEE XXXIV LLC, OEE XXXV LLC, and OEE XXXVI LLC. Management has determined that the Company is the primary beneficiary for Project Companies OEE XIX LLC, OEE XXIII LLC, OEE XXIV LLC, OEE XXV LLC, OEE XXVI LLC, OEE XXVIII LLC, and OEE XXX LLC (“Consolidated VIE Project Companies”). This is because the Company has power over these Consolidated Project Companies’ significant economic activities, and the Company’s membership interests are used as collateral under a consolidated debt agreement. See Note 8,
Financing Arrangements
for further details.

The Company has determined, in accordance with ASC 810, that the relationship between the Company and several of the Consolidated Project Companies represents a variable interest, as does the relationship between the Company and OES. Management has made a qualitative assessment to determine whether the Company has the power to direct the activities that most significantly impact the economic performance of OES and of the Consolidated Project Companies (power criterion) and whether the Company has the obligation to absorb losses or the right to receive benefits that could be significant to OES and to the Consolidated Project Companies (economic criterion).
The assessment of both of these criteria (power and economics) is based on the terms of the VIE’s governing documents and may change over the life of the entity. These governing documents include an Operating Agreement (Limited Liability Company Agreement), and for the Consolidated Project Companies, also a Power Purchase Agreement (“PPA”) or a Renewable Energy Agreement (“REA”), and an Energy Procurement Contract, among other documents, that result in the Company having the power to direct the activities of the VIE that most significantly impact the VIE’s performance (satisfying the power criterion). In addition, the Company, through its ownership of member interests in the VIEs, also has the obligation to absorb losses or the right to receive benefits from the VIEs that could potentially be significant to the VIE (satisfying the economics criterion). For all periods presented, the Company has determined that it is the primary beneficiary of each of the Consolidated Project Companies, and the Company thus has consolidated the assets, liabilities, and results of operations of those Consolidated Project Companies into the consolidated financial statements.
The Consolidated Project Companies separately allocate profit, loss, and credit, as well as cash distributions, on a fixed schedule, as is customary in similarly structured partnerships in the renewable energy industry. As a consequence of these variable allocations, equity interest is not directly tied to cash distributions nor to the allocation of profit, loss, and credits.
The total amount of debt that is secured by the consolidated VIEs but is non-recourse
to the Company as of December 31, 2023
,
and 2022, is $14,474,696 and $
14,685,942, respectively.
The condensed balance sheets of the Company’s Consolidated VIEs as of December 31, 2023
,
and 2022, are summarized below. These amounts are included in the Company’s consolidated balance sheet (in whole dollars):

	December 31,
	2023	2022
ASSETS
Current assets	$731,171	$756,558
Net property, plant, and equipment	42,401,333	44,532,482
Other assets	1,353,065	479,139

Total assets	$44,485,569	$45,768,179

LIABILITIES
Current liabilities	$1,024,513	$360,163
Long-term liabilities	924,567	619,803

Total liabilities	$1,949,080	$979,966

The Company’s maximum exposure to loss for these Consolidated VIEs is limited to their recorded values as presented in the table above.

Nonconsolidated VIEs
The Company performed an analysis under ACS 810 for Project Companies OEE XVII LLC and OEE XX LLC (“Nonconsolidated Project Companies”) and concluded them to be VIEs. The operating agreements and the PPAs establish a relationship between the Company and these Nonconsolidated Project Companies which represents a variable interest.
According to the governing documents of these Project Companies, the Company has the power to make major decisions that significantly impact the economic performance of the Project Companies. The Company has no obligation to absorb losses nor the right to receive benefits from the Nonconsolidated VIEs that could be significant to the Nonconsolidated Project Companies. As a result, the Company is not the primary beneficiary, and the consolidation of these Project Companies is not required. The Company holds a financial interest in these Project Companies through its 5% equity ownership interest in the Project Companies. This creates the right to receive benefits from its ownership in these Project Companies only. The Company did not provide any other form of financial support to the Nonconsolidated Project Companies. There are no liquidity arrangements, guarantees, or other commitments by third parties that may affect the value or risk of the Company’s variable interests in these Nonconsolidated Project Companies. The Nonconsolidated VIEs are accounted for as equity method investments, however these were not recorded on the balance sheet for the years ended December 31, 2023, and 2022 as the Company’s share of losses in the Nonconsolidated VIEs exceeds the carrying amount of its investment.

Non-Controlling Interests and Hypothetical Liquidation at Book Value (HLBV) to Allocate Earnings
Non-Controlling Interests and Hypothetical Liquidation at Book Value (HLBV) to Allocate Earnings
Non-controlling
interest represents the portion of the Company’s net income (loss) and net assets that are allocated to members of certain Project Companies which are consolidated within these financial statements. The Company has determined that the operating Limited Liability Company Agreements (“LLC Agreements”) do not allocate economic benefits pro rata
to its investors, and the appropriate methodology for calculating the non-controlling
interest balance that reflects the substantive profit-sharing arrangement is a balance sheet approach using the hypothetical liquidation at book value (“HLBV”) method. In the case of non-real
estate entities such as the Company, there is no specific guidance that should be applied when the pro rata
approach does not capture the manner in which profits and losses are allocated under contract. In the absence of other specific GAAP guidance, the Company believes it is best practice to analogize the guidance for real estate entities in ASC
970-323
Investments — Equity Method and Joint Ventures
(“ASC 970-323”), paragraphs
35-16
and 17. Under the HLBV method, the amounts reported as
non-controlling
interest in the consolidated balance sheets and the consolidated statements of operations represent the amounts the members would hypothetically receive at each balance sheet reporting date under the liquidation provisions of the LLC Agreements, assuming the net assets of the respective subsidiary were liquidated at recorded amounts determined in accordance with GAAP and distributed to the investors.
The HLBV method is a balance sheet-focused approach to income and loss allocation. A calculation is prepared at each balance sheet date to determine the amount that members would receive if the Project Companies were to liquidate all of their assets (at GAAP net book value) and distribute the resulting proceeds to their creditors and unitholders based on the contractually defined liquidation priorities. Due to the stated liquidation priorities and because the HLBV method incorporates non-cash
items such as depreciation expense, in any given period, income or loss may be allocated disproportionately to unitholders as compared to their respective ownership percentages in the Project Companies. Changes in these factors could have a significant impact on the amounts that investors would receive upon a hypothetical liquidation. The use of the HLBV methodology to allocate income between member classes may create volatility in the statements of stockholders’ equity as the application of HLBV can drive changes in net income or loss attributable to members from year to year.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents consist of highly liquid investments with original maturities of three months or less. The Company maintains its cash in bank deposits and utilizes insured cash sweep accounts to access multi-million-dollar FDIC protection. Insured cash sweep accounts provide FDIC insurance on deposits greater than $250,000 by leveraging a network of banks.
T
he Company has not experienced any losses in such accounts.

Restricted Cash
Restricted Cash
Under the loan agreement with OECC FA (see Note 8,
Financing Arrangements
), a wholly owned subsidiary, OECC FA is required to maintain an amount equal to six months of debt service plus a $250,000 operating reserve minimum, as defined in the loan agreement.
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated balance sheet to total cash equivalents and restricted cash reported within the consolidated statements of cash flows as of December 31, 2023
,
and 2022 (in whole dollars):

	December 31,
	2023	2022
Cash and cash equivalents	$1,368,991	$648,037
Restricted cash	1,106,798	1,106,375

Total cash and cash equivalents (including restricted cash)	$2,475,789	$1,754,412

Accounts Receivable and Contract Assets
Accounts Receivable and Contract Assets
Accounts receivables are stated at the amount management expects to collect from outstanding balances. Contract assets represent energy delivered and construction service performed that have not yet been invoiced. The Company’s contract assets are disclosed on the face of the Company’s accompanying consolidated balance sheet as of December 31, 2023, and 2022. The Company estimates the collectability of its receivables in accordance with ASC 326,
 Measurement of Credit Losses on Financial Instruments (“ASC 326”)
and establishes allowances for the amount of accounts receivable that the Company estimates to be uncollectible. The Company bases these allowances on its historical collection experience, the length of time accounts receivables is outstanding, the financial condition of individual customers, and current and future economic conditions that may affect a customer’s ability to pay. An individual balance is charged to the allowance when all collection efforts have been exhausted and it is deemed likely to be uncollectible, taking into consideration the financial condition of the customer and other factors. No allowance for doubtful accounts was considered necessary as of December 31, 2023, and 2022.

Revenue Recognition
Revenue Recognition
Revenue from Contracts with Customers
The Company applies the guidance in ASC 606,
Revenue from Contracts with Customers
(“ASC 606”), when recognizing revenue associated with its contracts with customers. Under this guidance, revenue is recognized when or as a customer obtains control of promised goods or services. The amount of revenue recognized reflects the consideration to which the Company expects to be entitled in exchange for these services. A contract with a customer exists when (i) the Company enters into an enforceable contract with a customer that defines each party’s rights regarding the services to be transferred and identifies the payment terms related to these services, (ii) the contract has commercial substance and, (iii) the Company determines that collection of substantially all consideration for services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration.
The Company derives a significant portion of its revenue from Power Purchase Agreements and Renewable Energy Agreements. As permitted under the optional exemptions
available under ASC 606, the Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less
and
(ii) contracts with variable consideration that is allocated entirely to unsatisfied performance obligations
.
The Company’s policies with respect to its primary revenue streams are detailed below.
Power Purchase Agreements (PPAs) and Renewable Energy Agreements (REAs), including Renewable Energy Credits (RECs)
A primary source of the Company’s revenues is obtained through long-term PPAs/REAs within each of the Project Companies. The Company typically sells energy and related renewable energy credits it generates (“generated RECs”) separately to different customers and considers the delivery of power energy under PPAs to represent a series of distinct goods that is substantially the same and has the same pattern of transfer measured by the output method.
The Company enters into bundled PPAs/REAs with its customers under which it has the obligation to deliver both power energy and compliance RECs for which the Company utilizes Green-E Eligible Wind Credits (“Green-E Eligible RECs”). Revenue from the sale of energy is recognized over time as the energy is delivered, at rates specified under the respective PPA/REA.
The RECs deliverable under the PPAs/REAs are not unit contingent and the Company can therefore deliver RECs that it procures from any domestic source. These Green-E Eligible RECs are typically procured annually and retired on behalf of the PPA/REA customers. This constitutes a distinct performance obligation under the respective PPAs/REAs that is satisfied at the point in time in which control is transferred to the customer, which is generally upon the delivery or retirement of the Green-E Eligible REC to/on behalf of the customer. This represents the point in time when the Company has a present right to payment and the customer has assumed control related to ownership of the Green-E Eligible REC.
The transaction price in these bundled arrangements is allocated to these two distinct performance obligations at the origination of the PPA/REA based on estimated standalone selling price, using all information reasonably available to us, including market conditions and other observable inputs. The corresponding revenues are recognized separately as the related performance obligations are satisfied.
The Company typically sells its generated RECs to other customers different from those purchasing the energy under the PPAs/REAs. The sale of generated RECs to customers constitutes a distinct performance obligation that is satisfied at the point in time at which control is transferred to the customer, which is generally upon the delivery of the generated REC to the customer. This represents the point in time when the Company has a present right to payment and the customer has assumed control related to ownership of the generated REC. The Company has elected to account for these generated RECs as government incentives and accordingly there are no production costs associated with these generated RECs; therefore, they do not receive an allocation of costs upon generation.

Construction revenue
Construction revenue represents revenue generated from contracts to provide various construction services such as electrical equipment installation at customers’ premises performed by OES. Construction revenue is recognized over time as construction activities occur. The Company is either enhancing a customer’s owned asset or constructing an asset with no alternative use to the Company. The Company uses an input method based on costs incurred to measure progress towards completion. This means the Company measures its progress on a project by comparing how much has been spent on materials, labor, and other direct costs related to the contract to the respective budgeted amounts. As these costs are incurred, a proportionate amount of revenue is recognized, reflecting the progress toward completing the project.
Consulting revenue
Consulting revenue represents revenue generated from contracts to provide various technical consulting services concerning energy consumption and purchase performed by OE Consulting Services LLC. Consulting revenue is recognized over time as consulting activities occur. The Company uses an input method based on either costs or labor hours incurred to measure progress towards completion.
Lease Income
Under ASC 842,
Leases

(“ASC 842”), HUB01
 enters into various arrangements that have been determined to contain a lease. Generally, these arrangements are related to the use of Company land with electrical equipment that is used by our customers for data mining. The underlying assets are classified as electrical infrastructure and are included in the Company’s Consolidated Balance Sheets as Property, plant, and equipment, net. As of December 31, 2023, and 2022,
$5,489,857 and $986,992 of the Company’s electrical infrastructure assets were leased, respectively. These contracts do not contain a rental purchase option, whereby the customer has the option to purchase the land with electrical equipment at the end of the lease term for a specified price. The lessees also do not provide residual value guarantees on the leased asset; as a result, the Company retains title to the leased asset.
Typically, these HUB01 lease arrangements contain multiple components including one lease component (the land with power supply provided by the electrical equipment) for which the Company is the primary obligor and one non-lease
component (energy costs). The Company allocates the consideration to the various components of these arrangements based on the stand-alone selling prices. The non-lease component is accounted for under ASC 606, while the lease component is generally accounted for as an operating lease under ASC 842, with fixed lease income being recognized on a straight-line basis over the lease term.
See Note 7,
Revenues
, for further details.

Cost of Operations
Cost of Operations
Cost of operations includes the cost of labor, materials, equipment, and subcontracting that are required for the installation of projects to third-party customers; fully recharged energy costs in their entirety; and costs incurred to purchase Green-E Eligible RECs from domestic sources.

Other Long-Term Assets
Other Long-Term Assets
Other long-term assets include the raw materials to be utilized to build future turbines and electrical infrastructure projects. Other long-term assets are stated at the lower of cost or market value.
The Company recorded an impairment of $0 and $748,304, respectively, on a portion of other long-term assets for which the carrying value of the assets exceeded their recoverable amount for the years ended December 31, 2023
,
and 2022. This impairment was classified as an operating expense in the consolidated statement of operations and comprehensive income (loss).

Property, Plant, Land, and Equipment
Property, Plant, Land, and Equipment
Property, plant, land, and equipment is categorized as the following:

•	Wind turbines and related equipment – costs related to the purchase, construction, or improvement of the projects.

•	Buildings – costs related to the purchase, construction, or improvement of the facility.

•	Equipment and vehicles – costs related to the purchase or improvement of equipment and vehicles.

•	Land and land improvements – costs related to the purchase of land used for certain projects and the office building.

•	Electrical infrastructure – costs related to the purchase, construction, or improvement of the electrical substation.

•	Construction in progress – costs related to the construction of electrical substations and wind turbines.
Property, plant, and equipment is recorded at cost and is depreciated on a straight-line basis over the estimated useful life of the asset, as follows: 20 years for wind turbines and related equipment; 20 to 30 years for buildings and related improvements; 15 years for land improvements; 5 years for electrical infrastructure, equipment, vehicles, and office equipment; and 3 years for software. Land has an indefinite useful life.
Construction in progress represents cumulative construction costs, including the costs incurred for the purchase of major equipment, engineering costs, and capitalized interest. Once the project achieves commercial operation, the Company reclassifies the amounts recorded in construction in progress to leasehold improvements or plant.
Maintenance and repairs are expensed in the period incurred, and equipment improvements which extend the useful lives or improve the quality of the assets are capitalized. See Note 5,
Property, Plant, and Equipment – Net
, for further details.

Long-lived Asset Impairment
Long-lived Asset Impairment
The Company assesses the recoverability of its long-lived assets whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. When an indicator of impairment is identified, the Company compares the carrying value of the long-lived asset (asset group) to the undiscounted cash flows of the long-lived asset (asset group) to determine if the cash flows support the recoverability of the long-lived asset (asset group). If the cash flows do not support recoverability, management determines the fair value of the long-lived asset (asset group). Relevant factors, along with management’s plans with respect to operations, are considered in assessing the recoverability of long-lived assets. If the Company determines, based on such measures, that the carrying amount is impaired, the long-lived assets will be written down to their fair value with a corresponding charge to the statements of operations. The Company recorded an impairment for the year ended December 31, 2022 (refer to
Other Long-Term Assets
for details).

Asset Retirement Obligations
Asset Retirement Obligations
Asset retirement obligations, or AROs, are accounted for in accordance with ASC
410-20,
Asset Retirement Obligations
(“ASC 410-20”). AROs associated with long-lived assets included within the scope of ASC
410-20
are those for which a legal obligation exists under enacted laws, statutes, and written or oral contracts. ASC
410-20
requires an entity to recognize the fair value of a liability for an ARO in the period in which it is incurred, and a reasonable estimate of fair value can be made.

The Project Companies’ respective AROs relate to their contractual obligations with their customers to remove energy facilities from certain sites upon which energy facilities are located. The Project Companies record the present value of the estimated obligations when the legal obligation to dismantle the project exists. The AROs are recorded by increasing the carrying value of the related long-lived asset, and they are depreciated over the wind turbines’ useful lives. Total amortization of the ARO was
$29,296 for each of the years ended December 31, 2023
,
and 2022. After initial recognition of the liability, the Project Company accretes the ARO to its future value over the wind turbines’ useful life of 20 years. See Note 6,
Asset Retirement Obligations
,
for additional disclosures on the Company’s AROs.
The Company’s projects exist on land owned either by the project’s customer or by an affiliate of One Energy. In cases where the turbines exist on customer property, the Company has determined that it has an affirmative obligation to decommission the turbines at the end of the contract term if the term is not extended. In cases where the wind turbines physically sit on land owned by a One Energy affiliate, the Company has determined, based on the contracts in place, that the Company does not have an obligation to decomm is
sion a functioning turbine and could continue to operate the turbines without an extension from the customer, and as such, an ARO is not recognized for these turbines.
The Company owns the land on which OEE XIX, OEE XXIII, OEE XXIV, OEE XXVI, and OEE XXX are
si
tuated. For this reason, the Company has determined that AROs are not required on these projects.

Income Taxes
Income Taxes
The Company converted from an LLC to a
C-corporation
on December 29, 2021. With the exception of One Energy Capital Corporation, which is structured and taxed as a
C-corporation,
all the Company’s subsidiaries are limited liability companies which are either disregarded entities for tax purposes or which have elected to be taxed as partnerships.
The Company recognizes deferred tax assets on future deductible temporary differences and deferred tax liabilities on future taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases, and they are primarily related to accrued compensation, construction contract expense, depreciable and amortizable assets, and prepaid expenses. As those differences reverse, they will enter into the determination of future taxable income included in the consolidated tax returns. Deferred tax assets are reduced by a valuation allowance (“VA”) when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax asset will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. Management has estimated its net deferred taxes as of December 31, 2023, and 2022 for the purposes of these consolidated financial statements and does not anticipate the difference between the estimate and final realization to be significant. See Note 10,
Income Taxes
, for additional information on income taxes.
ITCs are determined using the “flow-through” method. Transferable ITCs are accounted for as a component of the tax provision, with expected proceeds factored into their realizability. See Note 15,
Related Party Transactions
, for additional information on the ITCs.
Management evaluates the Company’s tax positions each year for any position that would be considered an uncertain tax position. Management accounts for uncertain tax positions using a
“more-likely-than-not”
threshold, when that level of confidence is possible, for recognizing and resolving uncertain tax positions. The evaluation of uncertain tax positions is based on factors that include changes in tax law, the measurement of tax positions taken or expected to be taken in tax returns, the effective settlement of matters subject to audit, new audit activity and changes in facts or circumstances related to a tax position. Based on that review, management has concluded that the Company has an uncertain tax position related to its 2020 allocation of Investment Tax Credits from one of its project partnership investments included on its balance sheets.

Stock-Based Compensation
Stock-Based Compensation
The Company measures compensation expense for stock options in accordance with ASC 718,
Compensation — Stock Compensation
(“ASC 718”). Stock-based compensation cost is recognized over the requisite service period for time-vesting awards, and for awards with a performance condition, over the requisite service period if the performance condition is probable of achievement. The compensation expense of the Company’s stock-based compensation programs is calculated by estimating the fair value of the awards on the date of grant. For stock options, the Company determines the grant date fair value using a Black-Scholes model with a weighted average time to vesting. As the Company’s equity is not publicly traded, there is no history of market prices for the Company’s equity. Thus, estimating the grant date fair value requires the Company to make assumptions, including the value of the Company’s equity, expected time to liquidity, and expected volatility.
See Note 12,
Employee Benefits
, for a discussion of the Company’s stock-based compensation plans.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Recently Adopted Accounting Standards
The Company was not subject to nor did the Company adopt any new accounting pronouncements during the three months ended March 31, 2024, and 2023 that had a material impact on the consolidated financial condition, results of operations, or cash flows.
Accounting Standards Not Yet Adopted
Refer to the accounting guidance not yet adopted in Note 2,
Summary of Significant Accounting Policies
, included in the Company’s consolidated financial statements for the year ended December 31, 2023. The Company does not expect a material impact from new accounting guidance not yet adopted to the consolidated financial statements based on its continued evaluation.

Recent Accounting Pronouncements
Recently Adopted Accounting Standards
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASC 326”). The amendments in ASC 326 will provide more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. Subsequent to the initial ASU, the FASB issued various related corrective and clarifying ASUs for this topic, all of which have been codified in ASC 326. For companies that are considered “emerging growth companies” as defined by the SEC, ASC 326 is effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2022. The Company was not materially impacted by ASC 326.

The Company was not subject to nor did the Company adopt any other new accounting pronouncements during the years ended December 31, 2023, and 2022 that had a material impact on the consolidated financial condition, results of operations, or cash flows.
Accounting Standards Not Yet Adopted
In November 2023, the FASB issued updated accounting guidance related to annual and interim segment disclosures. The updated accounting guidance, among other things, requires disclosure of certain significant segment expenses. The Company will adopt the updated accounting guidance in the annual financial statements for the year ended December 31, 2024. The Company is currently evaluating the impact the adoption of the new accounting guidance will have on segment disclosures.
In December 2023, the FASB issued updated accounting guidance related to income tax disclosures. The updated accounting guidance, among other things, requires additional disclosure primarily related to the income tax rate reconciliation and income taxes paid. The updated accounting guidance will be adopted in the annual financial statements for the year ended December 31, 2025. The Company is currently evaluating the impact the adoption of the new accounting guidance will have on the income tax disclosures in Note 10,
Income Taxes
.
All other ASUs issued but not yet adopted were assessed and determined to be either not applicable or are not expected to have a material impact on our consolidated finan
c
ial statements or financial statement disclosures.

Immaterial Correction of Prior Period Financial Statements
Immaterial Correction of Prior Period Financial Statements
Subsequent to the issuance of the December 31, 2023 financial statements, management identified errors in the presentation of activity related to various offering costs associated with the de-SPAC transaction and proceeds from the sale of long-lived assets within the consolidated statement of cash flows. Management has evaluated the misstatements and concluded they were not material to the prior period. However, we plan on correcting the relevant prior period consolidated statement of cash flows for this immaterial error in future filed financial statements, as applicable. The impacts of such misstatements for the year ended December 31, 2023 are outlined below:

	As Previously Reported	Adjustment	As Corrected
CASH FLOWS FROM OPERATING ACTIVITIES:
Changes in operating assets and liabilities:
Other current assets	(2,077,335)	1,977,424	(99,911)
Other long-term assets	—	(1,000,000)	(1,000,000)
Accounts payable	391,069	(603,776)	(212,707)
Accrued expenses	634,706	(470,000)	164,706

Net cash provided by (used in) operating activities	(9,209,644)	(96,352)	(9,305,996)

	As Previously Reported	Adjustment	As Corrected
CASH FLOWS FROM INVESTING ACTIVITIES :
Proceeds from sale of property, plant, and equipment	15,250	1,000,000	1,015,250

Net cash provided by (used in) investing activities	(7,318,908)	1,000,000	(6,318,908)

CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of financing costs for de-SPAC transaction	—	(903,648)	(903,648)

Net cash provided by (used in) financing activities	17,249,889	(903,648)	16,346,241

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Non-cash financing activities	$—	$1,073,776	$1,073,776